Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment Information [Abstract]
Segment Information

Note 13. Segment Information

     As discussed in Note 1, the Company classifies its operations into two reportable segments: National Networks, and International and Other. These reportable segments are strategic business units that are managed separately.

     The Company generally allocates all corporate overhead costs to the Company's two reportable segments based upon their proportionate estimated usage of services, including such costs as executive salaries and benefits, costs of maintaining corporate headquarters, facilities and common support functions (such as human resources, legal, finance, tax, accounting, audit, treasury, risk management, strategic planning and information technology) as well as sales support functions and creative and production services.

     The Company evaluates segment performance based on several factors, of which the primary financial measure is business segment adjusted operating cash flow (defined as operating income (loss) before depreciation and amortization, share-based compensation expense or benefit and restructuring expense or credit), a non-GAAP measure. The Company has presented the components that reconcile adjusted operating cash flow to operating income, an accepted GAAP measure. Information as to the continuing operations of the Company's reportable segments is set forth below.

	Three Months Ended March 31, 2012
	National Networks	International andOther	Inter-segment eliminations	Consolidated

Revenues, net	$304,223	$26,346	$(4,330)	$326,239
Adjusted operating cash flow (deficit)	133,372	(8,207)	505	125,670
Depreciation and amortization	(21,305)	(3,746)	-	(25,051)
Share-based compensation expense	(2,849)	(734)	-	(3,583)
Restructuring credit	-	3	-	3
Operating income (loss)	109,218	(12,684)	505	97,039
Capital Expenditures	443	2,395	-	2,838

	Three Months Ended March 31, 2011
	National Networks	International andOther	Inter-segment eliminations	Consolidated

Revenues, net	$251,845	$25,381	$(4,323)	$272,903
Adjusted operating cash flow (deficit)	106,356	(7,104)	296	99,548
Depreciation and amortization	(21,311)	(3,615)	-	(24,926)
Share-based compensation expense	(3,150)	(827)	-	(3,977)
Restructuring credit	-	34	-	34
Operating income (loss)	81,895	(11,512)	296	70,679
Capital Expenditures	724	875	-	1,599

     Inter-segment eliminations are primarily revenues recognized by the International and Other segment for transmission revenues recognized by AMC Networks Broadcasting & Technology and the licensing of its program rights by the national programming networks.

	Three Months Ended March 31,
	2012	2011
Inter-segment revenues
National Networks	$(303)	$(70)
International and Other	(4,027)	(4,253)
	$(4,330)	$(4,323)

A reconciliation of reportable segment amounts to the Company's consolidated balances is as follows:

	Three Months Ended March 31,
	2012	2011

Operating income from continuing operations before income taxes
Total operating income for reportable segments	$97,039	$70,679
Items excluded from operating income:
Interest expense	(29,797)	(18,350)
Interest income	105	457
Write-off of deferred financing costs	(312)	-
Miscellaneous, net	12	72
Income from continuing operations before income taxes	$67,047	$52,858

Substantially all revenues and assets of the Company are attributed to or located in the U.S.

Note 13.

Segment Information

     As discussed in Note 1, the Company classifies its operations into two reportable segments: National Networks, and International and Other. These reportable segments are strategic business units that are managed separately.

     The Company generally allocates all corporate overhead costs, including such costs as executive salaries and benefits, costs of maintaining corporate headquarters, facilities and common support functions (such as human resources, legal, finance, tax, accounting, audit, treasury, risk management, strategic planning and information technology) as well as sales support functions and creative and production services, to the Company's two reportable segments.

     The Company evaluates segment performance based on several factors, of which the primary financial measure is business segment adjusted operating cash flow (defined as operating income (loss) before depreciation and amortization, share-based compensation expense or benefit and restructuring expense or credit), a non-GAAP measure. The Company has presented the components that reconcile adjusted operating cash flow to operating income, an accepted GAAP measure. Information as to the operations of the Company's reportable segments is set forth below.

	Years Ended December 31,
	2011	2010	2009
Revenues, net from continuing operations
National Networks	$1,082,358	$994,573	$896,493
International and Other	125,573	104,499	95,921
Inter-segment eliminations	(20,190)	(20,772)	(18,770)
	$1,187,741	$1,078,300	$973,644

     Inter-segment eliminations are primarily revenues recognized by the International and Other segment the licensing of its program rights by the national programming networks and transmission revenues recognized AMC Networks Broadcasting & Technology.

	Years Ended December 31,
	2011	2010	2009
Inter-segment revenues
National Networks	$(454)	$(325)	$(213)
International and Other	(19,736)	(20,447)	(18,557)
	$(20,190)	$(20,772)	$(18,770)

Reconciliation (by Segment and in Total) of Adjusted Operating Cash Flow to Operating Income (Loss) from Continuing Operations

	Years Ended December 31,
	2011	2010	2009
Adjusted operating cash flow(deficit) from
continuing operations
National Networks	$447,555	$419,051	$380,824
International and Other	(4,976)	(14,686)	(13,553)
Inter-segment eliminations	(866)	(3,086)	(3,173)
	$441,713	$401,279	$364,098

	Years Ended December 31,
	2011	2010	2009
Depreciation and amortization included in
continuing operations
National Networks	$(85,701)	$(92,735)	$(89,603)
International and Other	(14,147)	(13,720)	(16,901)
	$(99,848)	$(106,455)	$(106,504)

	Years Ended December 31,
	2011	2010	2009
Share-based compensation expense included
in continuing operations
National Networks	$(12,582)	$(13,791)	$(12,405)
International and Other	(3,007)	(3,415)	(2,318)
	$(15,589)	$(17,206)	$(14,723)

	Years Ended December 31,
	2011	2010	2009
Restructuring credit (expense) included in
continuing operations
National Networks	$-	$-	$-
International and Other	240	2,218	(5,162)
	$240	$2,218	$(5,162)

	Years Ended December 31,
	2011	2010	2009
Operating income (loss) from continuing
operations
National Networks	$349,272	$312,525	$278,816
International and Other	(21,890)	(29,603)	(37,934)
Inter-segment eliminations	(866)	(3,086)	(3,173)
	$326,516	$279,836	$237,709

A reconciliation of reportable segment amounts to the Company's consolidated balances is as follows:

	Years Ended December 31,
	2011	2010	2009

Operating income (loss) from continuing
operations before income taxes
Total operating income for reportable
segments	$326,516	$279,836	$237,709
Items excluded from operating income:
Interest expense	(95,870)	(75,800)	(79,778)
Interest income	1,074	2,388	836
Write-off of deferred financing costs	(6,247)	-	-
Loss on extinguishment of debt	(14,726)	-	-
Miscellaneous, net	(137)	(162)	187
Income from continuing operations before
income taxes	$210,610	$206,262	$158,954

The following table summarizes the Company's capital expenditures by reportable segment:

	Years Ended December 31,
	2011	2010	2009
Capital Expenditures
National Networks	$2,817	$1,600	$2,684
International and Other	12,554	15,643	10,735
	$15,371	$17,243	$13,419

Substantially all revenues and assets of the Company are attributed to or located in the U.S.